PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2025
Property And Equipment
SCHEDULE OF PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Total

Cost
Balance, January 1, 2024	$34,164	$171,633	$32,614	$238,411
Additions	-	-	-	-
Impairments	-	-	-	-
Translation differences	2,448	13,788	2,621	18,857
Balance, December 31, 2024	36,612	185,421	35,235	257,268
Additions	1,300	-	-	1,300
Disposals	-	-	-	-
Translation differences	(715)	(3,839)	(729)	(5,283)
Balance, March 31, 2025	$37,197	$181,582	$34,506	$253,285

Accumulated depreciation
Balance as of January 1, 2024	$28,321	$170,073	$30,492	$228,886
Depreciation	3,204	1,582	584	5,370
Translation differences	2,299	13,766	2,488	18,553
Balance, December 31, 2024	33,824	185,421	33,564	252,809
Depreciation	919	-	155	1,074
Translation differences	(656)	(3,839)	(699)	(5,194)
Balance, March 31, 2025	$34,087	$181,582	$33,020	$248,689

Net book value
At December 31, 2024	$2,788	$-	$1,671	$4,459
At March 31, 2025	$3,110	$-	$1,486	$4,596